UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	May 31, 2005

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 98.7%
Aerospace & Defense — 1.7%
52,700	Northrop Grumman Corp.	$2,936,444
67,800	The Boeing Co.	4,332,420

		7,268,864

Air Freight & Couriers — 1.3%
31,100	FedEx Corp.	2,780,962
71,500	Ryder System, Inc.	2,626,910

		5,407,872

Auto Components — 0.1%
10,000	Autoliv, Inc.	464,100

Banks — 2.5%
139,000	Bank of America Corp.	6,438,480
26,500	Golden West Financial Corp.	1,659,430
82,700	North Fork Bancorporation, Inc.	2,254,402

		10,352,312

Beverages — 0.1%
7,100	PepsiCo, Inc.	399,730

Biotechnology — 5.1%
197,600	Amgen, Inc.*	12,365,808
21,500	Biogen Idec, Inc.*	840,650
18,400	Celgene Corp.*	779,056
6,600	Cephalon, Inc.*	279,972
62,200	Genentech, Inc.*	4,929,350
14,800	Genzyme Corp.*	923,372
34,800	ImClone Systems, Inc.*	1,153,272

		21,271,480

Commercial Services & Supplies — 2.0%
230,500	Cendant Corp.	4,888,905
46,800	CheckFree Corp.*	1,747,044
20,600	Global Payments, Inc.	1,427,580
11,700	Republic Services, Inc.	415,116

		8,478,645

Communications Equipment — 4.7%
157,900	Cisco Systems, Inc.*	3,060,102
50,400	Comverse Technology, Inc.*	1,185,912
13,800	Harris Corp.	396,612
305,800	Juniper Networks, Inc.*	7,840,712
322,800	Motorola, Inc.	5,607,036
27,200	QUALCOMM, Inc.	1,013,472
72,200	Tellabs, Inc.*	593,484

		19,697,330

Computers & Peripherals — 3.5%
170,700	Apple Computer, Inc.*	6,778,497
80,700	Dell, Inc.*	3,219,123
46,700	Hewlett-Packard Co.	1,051,217
39,600	NCR Corp.*	1,450,548
54,800	Storage Technology Corp.*	1,768,944
39,100	Western Digital Corp.*	586,891

		14,855,220

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — 2.8%
102,600	AmeriCredit Corp.*	$2,551,662
12,800	Franklin Resources, Inc.	923,392
12,700	J.P. Morgan Chase & Co.	454,025
150,202	Moody’s Corp.	6,499,241
13,900	Nuveen Investments	501,095
46,500	Providian Financial Corp.*	828,630

		11,758,045

Diversified Telecommunication Services — 1.6%
98,600	CenturyTel, Inc.	3,233,094
132,847	Sprint Corp.	3,147,145
9,400	Telephone & Data Systems, Inc. Special Shares*	357,200

		6,737,439

Electric Utilities — 1.3%
157,500	PG&E Corp.	5,633,775

Electrical Equipment — 1.1%
37,200	Energizer Holdings, Inc.*	2,339,136
48,005	Rockwell Automation, Inc.	2,466,017

		4,805,153

Electronic Equipment & Instruments — 0.3%
53,900	Ingram Micro, Inc.*	852,159
15,800	PerkinElmer, Inc.	302,254

		1,154,413

Food & Drug Retailing — 1.5%
23,000	7-Eleven, Inc.*	686,550
34,400	CVS Corp.	1,886,840
12,300	SUPERVALU, Inc.	402,948
59,300	Walgreen Co.	2,688,662
3,700	Whole Foods Market, Inc.	440,226

		6,105,226

Food Products — 2.3%
18,100	Pilgrim’s Pride Corp.(a)	638,025
70,000	The Hershey Co.	4,494,700
246,500	Tyson Foods, Inc.	4,550,390

		9,683,115

Healthcare Equipment & Supplies — 3.5%
95,500	Becton, Dickinson and Co.	5,486,475
38,700	Edwards Lifesciences Corp.*	1,768,977
23,600	Guidant Corp.	1,743,804
86,600	Medtronic, Inc.	4,654,750
6,500	ResMed, Inc.*	406,055
5,800	Respironics, Inc.*	387,672
5,300	The Cooper Co., Inc.	350,065

		14,797,798

Healthcare Providers & Services — 3.3%
48,900	Aetna, Inc.	3,814,689
92,700	AmerisourceBergen Corp.	5,985,639
9,200	Coventry Health Care, Inc.*	640,504
63,800	HCA, Inc.	3,445,200

		13,886,032

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 0.4%
13,300	Darden Restaurants, Inc.	$431,984
13,000	MGM MIRAGE*	495,170
12,900	Starbucks Corp.*	706,275

		1,633,429

Household Durables — 1.4%
64,100	Harman International Industries, Inc.	5,311,326
7,100	The Black & Decker Corp.	619,972

		5,931,298

Household Products — 2.8%
8,200	Colgate-Palmolive Co.	409,754
22,600	The Clorox Co.	1,320,066
184,100	The Procter & Gamble Co.	10,153,115

		11,882,935

Industrial Conglomerates — 2.5%
233,000	General Electric Co.	8,499,840
22,000	Reynolds American, Inc.	1,824,020

		10,323,860

Insurance — 4.5%
68,100	Genworth Financial, Inc.	1,974,219
89,000	Loews Corp.	6,701,700
117,300	MBIA, Inc.	6,560,589
36,100	Prudential Financial, Inc.	2,285,491
45,950	W.R. Berkley Corp.	1,629,387

		19,151,386

Internet Software & Services — 3.8%
29,250	Google, Inc.*	8,143,200
141,700	McAfee, Inc.*	4,063,956
100,100	Yahoo!, Inc.*	3,723,720

		15,930,876

IT Consulting & Services — 0.9%
83,900	Computer Sciences Corp.*	3,885,409

Leisure Equipment & Products — 0.6%
51,000	Polaris Industries, Inc.	2,675,970

Machinery — 0.3%
15,700	Illinois Tool Works, Inc.	1,325,551

Media — 6.0%
57,200	Comcast Corp.*	1,841,840
35,100	Comcast Corp. Special Class A*	1,110,564
708,700	Liberty Media Corp. *	7,363,393
11,300	Liberty Media International, Inc.*	473,583
31,200	Pixar*	1,645,176
161,400	The Walt Disney Co.	4,428,816
441,200	Time Warner, Inc.*	7,676,880
25,819	Viacom, Inc. Class B	885,334

		25,425,586

Metals & Mining — 1.0%
9,000	Newmont Mining Corp.	335,160

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
20,100	Southern Peru Copper Corp.(a)	$933,846
73,300	United States Steel Corp.(a)	2,915,141

		4,184,147

Multiline Retail — 1.2%
29,500	Costco Wholesale Corp.	1,339,890
45,700	Dillard’s, Inc.	1,093,144
51,400	Wal-Mart Stores, Inc.	2,427,622

		4,860,656

Oil & Gas — 2.0%
128,600	Burlington Resources, Inc.	6,517,448
10,300	Sunoco, Inc.	1,056,471
32,466	XTO Energy, Inc.	1,010,342

		8,584,261

Personal Products — 0.9%
68,899	The Gillette Co.	3,633,733

Pharmaceuticals — 13.8%
225,600	Abbott Laboratories	10,882,944
11,900	Allergan, Inc.	919,989
249,300	Bristol-Myers Squibb Co.	6,322,248
313,300	Johnson & Johnson	21,022,430
674,395	Pfizer, Inc.	18,815,620

		57,963,231

Real Estate — 0.3%
7,800	CBL & Associates Properties, Inc.	635,466
8,200	Plum Creek Timber Co., Inc.	287,410
7,400	Regency Centers Corp.	413,290

		1,336,166

Road & Rail — 0.4%
92,200	J.B. Hunt Transportation Services, Inc.	1,851,376

Semiconductor Equipment & Products — 5.9%
251,300	Advanced Micro Devices, Inc.*	4,121,320
29,100	Cree, Inc.*(a)	874,164
121,700	Freescale Semiconductor, Inc. Class B*	2,458,340
460,100	Intel Corp.	12,390,493
442,600	Micron Technology, Inc.*	4,859,748

		24,704,065

Software — 6.3%
111,800	Adobe Systems, Inc.	3,696,108
196,600	Autodesk, Inc.	7,781,428
502,100	Microsoft Corp.	12,954,180
91,500	Symantec Corp.*	2,068,815

		26,500,531

Specialty Retail — 3.0%
11,200	Abercrombie & Fitch Co.	642,096
226,200	AutoNation, Inc.*	4,524,000

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
50,900	Barnes & Noble, Inc.*	$1,926,565
207,523	Circuit City Stores, Inc.	3,401,302
34,000	Limited Brands, Inc.	699,380
32,700	Michaels Stores, Inc.	1,376,997

		12,570,340

Textiles & Apparel — 1.5%
221,200	Coach, Inc.*	6,423,648

Tobacco — 0.4%
35,200	UST, Inc.	1,568,512

Wireless Telecommunication Services — 0.1%
9,400	Telephone & Data Systems, Inc.	364,250

TOTAL COMMON STOCKS		$415,467,765

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.9%
Joint Repurchase Agreement Account II
$3,600,000	3.07%	06/01/2005	$3,600,000
Maturity Value: $3,600,307

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$419,067,765

Shares	Description	Value
Securities Lending Collateral — 0.9%
3,782,200	Boston Global Investment Trust — Enhanced Portfolio	$3,782,200

TOTAL INVESTMENTS — 100.5%		$422,849,965

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on May 31, 2005.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P 500 E Mini Index	74	June 2005	$4,411,510	$53,502

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Investments in securities traded on foreign securities exchanges are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $3,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25%, due 05/31/2007 to 11/15/2014.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$391,850,033

Gross unrealized gain	38,168,848
Gross unrealized loss	(7,168,916)

Net unrealized security gain	$30,999,932

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Aerospace & Defense — 1.6%
141,900	Northrop Grumman Corp.	$7,906,668

Automobiles — 0.7%
338,300	Ford Motor Co.	3,376,234

Banks — 12.6%
464,998	Bank of America Corp.	21,538,707
115,200	Bank of Hawaii Corp.	5,613,696
93,800	Golden West Financial Corp.	5,873,756
53,200	KeyCorp	1,742,832
80,400	North Fork Bancorporation, Inc.	2,191,704
16,900	Regions Financial Corp.	569,192
86,000	UnionBanCal Corp.	5,398,220
244,200	Wachovia Corp.	12,393,150
102,100	Washington Mutual, Inc.	4,216,730
12,500	Wells Fargo & Co.	755,125

		60,293,112

Biotechnology — 1.7%
114,100	Amgen, Inc.*	7,140,378
11,800	Biogen Idec, Inc.*	461,380
6,200	Genentech, Inc.*	491,350

		8,093,108

Chemicals — 1.9%
141,500	Monsanto Co.	8,065,500
26,100	The Lubrizol Corp.	1,027,557

		9,093,057

Commercial Services & Supplies — 2.0%
27,300	Alliance Data Systems Corp.*	1,029,756
319,300	Cendant Corp.	6,772,353
12,800	Equifax, Inc.	444,032
22,900	Republic Services, Inc.	812,492
22,800	The Brink’s Co.	711,588

		9,770,221

Communications Equipment — 0.1%
60,700	Tellabs, Inc.*	498,954

Computers & Peripherals — 0.8%
34,700	Dell, Inc.*	1,384,183
117,900	Hewlett-Packard Co.	2,653,929

		4,038,112

Construction Materials — 0.1%
6,400	Lafarge North America, Inc.	386,368

Diversified Financials — 10.3%
84,600	AmeriCredit Corp.*	2,104,002
231,800	Citigroup, Inc.	10,920,098
15,300	Countrywide Financial Corp.	568,701
38,000	E-Trade Financial Corp.*	469,300
477,400	J.P. Morgan Chase & Co.	17,067,050
172,600	Merrill Lynch & Co., Inc.	9,365,276
170,200	Moody’s Corp.	7,364,554
68,000	Providian Financial Corp.*	1,211,760

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
6,000	The Bear Stearns Companies, Inc.	$594,240

		49,664,981

Diversified Telecommunication Services — 4.4%
57,100	AT&T Corp.	1,072,909
226,300	CenturyTel, Inc.	7,420,377
85,400	Sprint Corp.	2,023,126
295,278	Verizon Communications, Inc.	10,446,936

		20,963,348

Electric Utilities — 5.6%
33,700	CMS Energy Corp.*	445,851
224,900	Edison International	8,265,075
70,700	Exelon Corp.	3,312,295
93,000	Northeast Utilities	1,842,330
58,900	NRG Energy, Inc.*	2,105,675
237,300	PG&E Corp.	8,488,221
90,900	Reliant Energy, Inc.*	1,118,070
14,400	TXU Corp.	1,156,032

		26,733,549

Electrical Equipment — 0.4%
27,700	Energizer Holdings, Inc.*	1,741,776

Electronic Equipment & Instruments — 0.1%
33,100	Ingram Micro, Inc.*	523,311

Food Products — 3.0%
315,200	Archer-Daniels-Midland Co.	6,256,720
41,900	Pilgrim’s Pride Corp.(a)	1,476,975
6,800	The Hershey Co.	436,628
346,192	Tyson Foods, Inc.	6,390,704

		14,561,027

Healthcare Providers & Services — 0.3%
10,000	Coventry Health Care, Inc.*	696,200
12,700	HCA, Inc.	685,800

		1,382,000

Household Durables — 0.6%
22,600	Harman International Industries, Inc.	1,872,636
10,700	The Black & Decker Corp.	934,324

		2,806,960

Industrial Conglomerates — 5.2%
681,200	General Electric Co.	24,850,176

Insurance — 5.6%
9,700	AmerUs Group Co.	461,623
37,800	CNA Financial Corp.*	1,042,524
23,600	Fremont General Corp.	507,636
30,700	Genworth Financial, Inc.	889,993
111,700	Loews Corp.	8,411,010
143,500	MBIA, Inc.	8,025,955
23,000	Old Republic International Corp.	571,780
78,300	Prudential Financial, Inc.	4,957,173

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
25,400	XL Capital Ltd.	$1,912,112

		26,779,806

Internet Software & Services — 1.1%
18,850	Google, Inc.*	5,247,840

IT Consulting & Services — 1.3%
132,900	Computer Sciences Corp.*	6,154,599

Leisure Equipment & Products — 0.2%
15,200	Polaris Industries, Inc.	797,544

Marine — 0.2%
16,800	Overseas Shipholding Group, Inc.	1,026,480

Media — 7.3%
15,100	Catalina Marketing Corp.	362,400
47,400	Comcast Corp.*	1,526,280
99,600	Comcast Corp. Special Class A*	3,151,344
56,900	Hearst-Argyle Television, Inc.	1,420,224
784,100	Liberty Media Corp. *	8,146,799
39,900	Liberty Media International, Inc.*	1,672,209
239,000	The Walt Disney Co.	6,558,160
697,600	Time Warner, Inc.*	12,138,240

		34,975,656

Metals & Mining — 1.5%
21,600	Nucor Corp.	1,143,936
19,000	Southern Peru Copper Corp.(a)	882,740
131,400	United States Steel Corp.(a)	5,225,778

		7,252,454

Multi-Utilities — 0.7%
89,000	Duke Energy Corp.	2,445,720
11,000	Questar Corp.	693,440

		3,139,160

Multiline Retail — 0.6%
82,100	Dillard’s, Inc.	1,963,832
7,600	Sears Holdings Corp.*	1,114,920

		3,078,752

Oil & Gas — 13.2%
122,000	Anadarko Petroleum Corp.	9,235,400
47,200	Apache Corp.	2,773,472
183,100	Burlington Resources, Inc.	9,279,508
15,934	ChevronTexaco Corp.	856,931
150,400	Devon Energy Corp.	6,903,360
46,800	EOG Resources, Inc.	2,334,852
353,660	Exxon Mobil Corp.	19,875,692
41,500	Noble Energy, Inc.	3,086,355
82,500	Sunoco, Inc.	8,462,025
24,900	XTO Energy, Inc.	774,888

		63,582,483

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 3.0%
55,700	Abbott Laboratories	$2,686,968
183,300	Bristol-Myers Squibb Co.	4,648,488
107,900	Johnson & Johnson	7,240,090

		14,575,546

Real Estate — 3.0%
32,500	Annaly Mortgage Management, Inc.(a)	612,625
12,900	CBL & Associates Properties, Inc.	1,050,963
225,400	Equity Office Properties Trust	7,323,246
34,800	HRPT Properties Trust	411,684
14,800	Plum Creek Timber Co., Inc.	518,740
88,300	ProLogis	3,606,172
12,100	SL Green Realty Corp.	749,595

		14,273,025

Road & Rail — 2.3%
164,500	Burlington Northern Santa Fe Corp.	8,129,590
82,500	Norfolk Southern Corp.	2,633,400
9,100	Yellow Roadway Corp.*	480,298

		11,243,288

Semiconductor Equipment & Products — 0.6%
102,200	Advanced Micro Devices, Inc.*	1,676,080
62,700	Freescale Semiconductor, Inc. Class B*	1,266,540

		2,942,620

Software — 1.7%
202,800	Autodesk, Inc.	8,026,824

Specialty Retail — 0.9%
105,000	AutoNation, Inc.*	2,100,000
86,608	Circuit City Stores, Inc.	1,419,505
24,800	Michaels Stores, Inc.	1,044,328

		4,563,833

Textiles & Apparel — 0.5%
90,900	Coach, Inc.*	2,639,736

Tobacco — 2.3%
61,300	Altria Group, Inc.	4,115,682
152,000	UST, Inc.(a)	6,773,120

		10,888,802

Wireless Telecommunication Services — 0.4%
36,100	United States Cellular Corp.*	1,698,144

TOTAL COMMON STOCKS		$469,569,554

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.6%
Joint Repurchase Agreement Account II
$7,900,000	3.07%	06/01/2005	$7,900,000
Maturity Value: $7,900,673

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$477,469,554

Shares	Description	Value
Securities Lending Collateral — 2.6%
12,653,808	Boston Global Investment Trust — Enhanced Portfolio	$12,653,808

TOTAL INVESTMENTS — 102.0%		$490,123,362

The percentage for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on May 31, 2005.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P 500 E Mini Index	159	June 2005	$9,478,785	$67,737

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Investments in securities traded on foreign securities exchanges are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $7,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25%, due 05/31/2007 to 11/15/2014.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$458,290,741

Gross unrealized gain	41,384,064
Gross unrealized loss	(9,551,443)

Net unrealized security gain	$31,832,621

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 100.1%
Aerospace & Defense — 2.0%
242,800	Northrop Grumman Corp.	$13,528,816
109,100	Raytheon Co.	4,272,356

		17,801,172

Air Freight & Couriers — 0.4%
35,700	FedEx Corp.	3,192,294

Auto Components — 0.1%
19,300	Autoliv, Inc.	895,713

Automobiles — 1.2%
1,080,600	Ford Motor Co.(a)	10,784,388

Banks — 7.8%
623,784	Bank of America Corp.(a)	28,893,675
44,900	Bank of Hawaii Corp.	2,187,977
115,000	Golden West Financial Corp.	7,201,300
108,800	North Fork Bancorporation, Inc.	2,965,888
391,640	Wachovia Corp.	19,875,730
98,800	Washington Mutual, Inc.	4,080,440
53,800	Wells Fargo & Co.	3,250,058

		68,455,068

Biotechnology — 2.9%
323,400	Amgen, Inc.*	20,238,372
26,900	Celgene Corp.*	1,138,946
116,700	ImClone Systems, Inc.*	3,867,438

		25,244,756

Chemicals — 1.5%
217,500	Monsanto Co.	12,397,500
22,300	The Lubrizol Corp.	877,951

		13,275,451

Commercial Services & Supplies — 1.7%
722,210	Cendant Corp.	15,318,074

Communications Equipment — 1.0%
66,900	Cisco Systems, Inc.*	1,296,522
189,800	QUALCOMM, Inc.	7,071,948

		8,368,470

Computers & Peripherals — 2.0%
207,500	Apple Computer, Inc.*	8,239,825
34,700	Dell, Inc.*	1,384,183
231,400	Hewlett-Packard Co.	5,208,814
44,600	NCR Corp.*	1,633,698
65,400	Western Digital Corp.*	981,654

		17,448,174

Diversified Financials — 7.8%
41,500	AmeriCredit Corp.*	1,032,105
129,770	Citigroup, Inc.	6,113,465
20,800	Franklin Resources, Inc.	1,500,512
618,500	J.P. Morgan Chase & Co.	22,111,375
244,600	Merrill Lynch & Co., Inc.	13,271,996
345,800	Moody’s Corp.	14,962,766
21,600	Principal Financial, Inc.	861,624

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
87,500	The Bear Stearns Companies, Inc.	$8,666,000

		68,519,843

Diversified Telecommunication Services — 2.1%
115,300	ALLTEL Corp.(a)	6,707,001
175,200	CenturyTel, Inc.	5,744,808
239,630	Sprint Corp.	5,676,835

		18,128,644

Electric Utilities — 3.4%
337,610	Edison International	12,407,167
52,900	Exelon Corp.	2,478,365
415,100	PG&E Corp.	14,848,127

		29,733,659

Electrical Equipment — 0.6%
64,200	Energizer Holdings, Inc.*	4,036,896
21,100	Rockwell Automation, Inc.	1,083,907

		5,120,803

Food & Drug Retailing — 1.1%
104,100	CVS Corp.	5,709,885
117,130	SUPERVALU, Inc.	3,837,179

		9,547,064

Food Products — 2.8%
669,751	Archer-Daniels-Midland Co.	13,294,557
15,900	The Hershey Co.	1,020,939
547,600	Tyson Foods, Inc.	10,108,696

		24,424,192

Healthcare Equipment & Supplies — 1.5%
26,900	Guidant Corp.	1,987,641
213,100	Medtronic, Inc.	11,454,125

		13,441,766

Healthcare Providers & Services — 1.2%
20,800	Aetna, Inc.	1,622,608
15,300	Coventry Health Care, Inc.*	1,065,186
114,500	HCA, Inc.	6,183,000
49,600	McKesson Corp.	1,997,392

		10,868,186

Hotels, Restaurants & Leisure — 0.8%
173,800	MGM MIRAGE*	6,620,042

Household Durables — 1.5%
127,900	Harman International Industries, Inc.	10,597,794
26,100	The Black & Decker Corp.	2,279,052

		12,876,846

Household Products — 2.2%
80,800	The Clorox Co.	4,719,528
255,860	The Procter & Gamble Co.	14,110,679

		18,830,207

GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Industrial Conglomerates — 5.6%
1,225,920	General Electric Co.	$44,721,562
51,310	Reynolds American, Inc.(a)	4,254,112

		48,975,674

Insurance — 4.7%
3,162	Alleghany Corp.*	886,151
200,710	Loews Corp.	15,113,463
253,300	MBIA, Inc.(a)	14,167,069
177,410	Prudential Financial, Inc.	11,231,827

		41,398,510

Internet Software & Services — 2.3%
35,050	Google, Inc.*	9,757,920
269,900	Yahoo!, Inc.*	10,040,280

		19,798,200

IT Consulting & Services — 1.9%
23,900	Cognizant Technology Solutions Corp.*	1,147,200
325,500	Computer Sciences Corp.*	15,073,905

		16,221,105

Media — 7.0%
313,637	Comcast Corp.*	10,099,111
139,700	Comcast Corp. Special Class A*	4,420,108
640,500	Liberty Media Corp. *	6,654,795
556,200	The Walt Disney Co.	15,262,128
1,169,690	Time Warner, Inc.*	20,352,606
123,762	Viacom, Inc. Class B	4,243,799

		61,032,547

Metals & Mining — 2.0%
19,500	Newmont Mining Corp.	726,180
162,900	Nucor Corp.	8,627,184
201,200	United States Steel Corp.	8,001,724

		17,355,088

Multiline Retail — 0.2%
38,100	Costco Wholesale Corp.	1,730,502

Oil & Gas — 8.3%
62,900	Anadarko Petroleum Corp.	4,761,530
110,600	Apache Corp.	6,498,856
299,300	Burlington Resources, Inc.	15,168,524
56,021	ConocoPhillips	6,041,305
172,600	EOG Resources, Inc.	8,611,014
290,716	Exxon Mobil Corp.	16,338,239
139,700	Sunoco, Inc.(a)	14,329,029
27,300	XTO Energy, Inc.	849,576

		72,598,073

Personal Products — 0.5%
78,540	The Gillette Co.	4,142,200

Pharmaceuticals — 8.8%
403,500	Abbott Laboratories	19,464,840
15,100	Allergan, Inc.	1,167,381
271,900	Bristol-Myers Squibb Co.	6,895,384
438,450	Johnson & Johnson	29,419,995

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
716,400	Pfizer, Inc.	$19,987,560

		76,935,160

Real Estate — 0.7%
68,610	Equity Office Properties Trust	2,229,139
24,200	Plum Creek Timber Co., Inc.	848,210
45,400	ProLogis	1,854,136
15,900	SL Green Realty Corp.	985,005

		5,916,490

Road & Rail — 1.0%
83,800	Burlington Northern Santa Fe Corp.	4,141,396
133,600	Norfolk Southern Corp.	4,264,512

		8,405,908

Semiconductor Equipment & Products — 1.7%
367,300	Advanced Micro Devices, Inc.*	6,023,720
275,690	Freescale Semiconductor, Inc. Class B*	5,568,938
115,500	Intel Corp.	3,110,415

		14,703,073

Software — 5.7%
413,300	Autodesk, Inc.	16,358,414
1,208,040	Microsoft Corp.	31,167,432
98,700	Symantec Corp.*	2,231,607

		49,757,453

Specialty Retail — 1.1%
280,530	AutoNation, Inc.*	5,610,600
249,731	Circuit City Stores, Inc.	4,093,091

		9,703,691

Textiles & Apparel — 0.6%
171,900	Coach, Inc.*	4,991,976

Tobacco — 2.2%
240,800	Altria Group, Inc.(a)	16,167,312
77,300	UST, Inc.	3,444,488

		19,611,800

Wireless Telecommunication Services — 0.2%
42,110	United States Cellular Corp.*	1,980,854

TOTAL COMMON STOCKS		$874,153,116

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$874,153,116

GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Securities Lending Collateral — 4.5%
39,572,375	Boston Global Investment Trust — Enhanced Portfolio	$39,572,375

TOTAL INVESTMENTS — 104.6%		$913,725,491

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Investments in securities traded on foreign securities exchanges are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$843,523,439

Gross unrealized gain	87,617,360
Gross unrealized loss	(17,415,308)

Net unrealized security gain	$70,202,052

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Australia — 3.2%
8,834	Ansell Ltd. (Health & Personal Care)	$61,242
160,754	Aristocrat Leisure Ltd.(a) (Leisure & Tourism)	1,267,340
5,600	Australia & New Zealand Banking Group Ltd. (Banking)	90,569
19,461	Australian Stock Exchange Ltd. (Financial Services)	335,747
642,067	Axa Asia Pacific Holdings Ltd. (Insurance)	2,249,832
167,625	BHP Billiton Ltd. (Energy Sources)	2,101,754
122,828	Brambles Industries Ltd.(a) (Business & Public Services)	735,916
82,118	Commonwealth Bank of Australia (Banking)	2,293,981
48,556	CSR Ltd. (Building Materials & Components)	90,618
2,216,350	Db RREEF Trust (Real Estate)	2,290,221
134,785	General Property Trust (Real Estate)	358,934
410,018	Insurance Australia Group Ltd. (Insurance)	1,805,967
7,581	Leighton Holdings Ltd. (Construction & Housing)	59,159
134,240	Lend Lease Corp., Ltd. (Real Estate)	1,236,703
678,364	Qantas Airways Ltd. (Transportation — Airlines)	1,645,502
51,673	Rinker Group Ltd. (Building Materials & Components)	479,781
98,172	Rio Tinto Ltd.(a) (Metals-Non Ferrous)	3,140,833
184,040	Santos Ltd. (Energy Sources)	1,397,920
97,672	Suncorp-Metway Ltd. (Financial Services)	1,443,205
261,828	Telstra Corp. Ltd. (Telecommunications)	992,039
54,841	Westpac Banking Corp. (Banking)	813,078
115,193	Woolworths Ltd.(a) (Merchandising)	1,395,328

		26,285,669

Austria — 3.6%
126,581	Bank Austria Creditanstalt(a) (Banking)	12,447,976
15,817	Boehler-Uddeholm AG(a) (Metals-Steel)	2,041,338
1,664	Flughafen Wien AG (Business & Public Services)	106,575
6,031	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Utilities — Electrical & Gas)	1,560,018
12,175	OMV AG (Energy Sources)	4,264,038
129,718	Telekom Austria AG(a) (Telecommunications)	2,417,674

Shares	Description	Value
Common Stocks — (continued)
Austria — (continued)
5,212	VA Technologie AG* (Machinery & Engineering)	$401,493
93,678	voestalpine AG(a) (Metals-Steel)	6,315,746

		29,554,858

Belgium — 5.2%
11,537	Bekaert NV (Industrial Components)	855,275
20,942	Compagnie Maritime Belge SA (Transportation — Shipping)	678,271
193,817	Delhaize Group(a) (Merchandising)	11,437,397
123,094	Dexia(a) (Banking)	2,670,757
966,152	Fortis(a) (Financial Services)	26,282,502
458	S.A. D’ Ieteren NV (Wholesale and International Trade)	90,942
7,164	Solvay SA (Chemicals)	777,003

		42,792,147

Finland — 0.4%
113,500	Metso Corp. (Machinery & Engineering)	2,272,384
47,850	Nokia Oyj (Telecommunications)	804,804
37,800	Rautaruukki Oyj (Metals-Steel)	532,500

		3,609,688

France — 8.3%
123,221	BNP Paribas SA(a) (Banking)	8,283,497
407,962	Bouygues SA(a) (Telecommunications)	15,688,574
60,840	Business Objects SA* (Business & Public Services)	1,747,008
255,106	Compagnie de Saint-Gobain(a) (Building Materials & Components)	14,673,374
103,736	European Aeronautic Defence & Space Co.(a) (Aerospace & Military Technology)	3,066,423
154,967	PSA Peugeot Citroen*(a) (Automobiles)	9,274,509
6,465	Societe BIC SA (Business & Public Services)	347,120
30,663	Sodexho Alliance SA(a) (Leisure & Tourism)	984,396
266,772	Suez SA(a) (Business & Public Services)	7,175,152
151,901	Thomson(a) (Appliances & Household Durables)	3,856,776
3,288	Unibail (Real Estate)	417,886
82,486	Vivendi Universal SA (Broadcasting & Publishing)	2,512,026

		68,026,741

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — 11.5%
284,225	BASF AG(a) (Chemicals)	$18,831,368
106,450	Bayerische Hypo- und Vereinsbank AG* (Banking)	2,619,695
23,734	Deutsche Telekom AG* (Telecommunications)	441,069
255,101	E.ON AG* (Utilities — Electrical & Gas)	22,074,033
56,615	Fresenius Medical Care AG(a) (Health & Personal Care)	4,448,956
168,865	Merck KGaA (Health & Personal Care)	13,058,983
137,260	Schering AG (Health & Personal Care)	8,614,613
528,210	ThyssenKrupp AG(a) (Metals-Steel)	9,684,262
598,291	TUI AG*(a) (Leisure & Tourism)	14,810,611

		94,583,590

Hong Kong — 3.1%
1,042,000	Boc Hong Kong Holdings Ltd. (Banking)	1,923,550
113,000	Cheung Kong (Holdings) Ltd. (Real Estate)	1,031,383
749,500	CLP Holdings Ltd. (Utilities — Electrical & Gas)	4,283,839
500	Esprit Holdings Ltd. (Merchandising)	3,572
1,866,000	Giordano International Ltd. (Merchandising)	1,197,979
473,000	Hutchison Whampoa Ltd. (Multi-Industry)	4,104,653
352,000	Kerry Properties Ltd. (Real Estate)	774,695
248,000	Li & Fung Ltd. (Wholesale and International Trade)	476,497
237,900	Orient Overseas International Ltd. (Transportation — Shipping)	1,027,677
274,000	SCMP Group Ltd. (Broadcasting & Publishing)	119,555
626,000	Shangri-La Asia Ltd. (Leisure & Tourism)	941,371
335,500	SmarTone Telecommunications Holdings Ltd. (Telecommunications)	373,001
397,000	Swire Pacific Ltd. Series A (Real Estate)	3,397,054
117,000	Television Broadcasts Ltd. (Broadcasting & Publishing)	591,581
208,800	The Bank of East Asia Ltd. (Banking)	612,046
1,279,000	The Wharf (Holdings) Ltd. (Real Estate)	4,171,144
29,000	Wing Hang Bank Ltd. (Banking)	206,639

		25,236,236

Shares	Description	Value
Common Stocks — (continued)
Italy — 1.1%
102,648	Banca Intesa SpA* (Banking)	$479,397
547,294	Finmeccanica S.p.A.(a) (Aerospace & Military Technology)	498,287
1,528,936	Intesa Banca S.p.A. (Banking)	6,433,215
134,507	Italcementi S.p.A. (Building Materials & Components)	2,077,156

		9,488,055

Japan — 24.9%
78,500	Aderans Co., Ltd. (Health & Personal Care)	1,817,647
62,600	Aisin Seiki Co., Ltd. (Industrial Components)	1,389,169
202,000	Alps Electric Co., Ltd. (Electronic Components & Instruments)	3,052,049
51,000	Amano Corp. (Machinery & Engineering)	529,539
106,200	Aoyama Trading Co., Ltd. (Merchandising)	2,573,041
29,600	Autobacs Seven Co., Ltd.(a) (Automobiles)	924,619
15,000	Canon Sales Co., Inc. (Wholesale and International Trade)	265,741
21,900	Canon, Inc. (Electronic Components & Instruments)	1,184,247
6,800	Citizen Watch Co., Ltd. (Electronic Components & Instruments)	59,405
37,000	Comsys Holdings Corp. (Construction & Housing)	311,879
584,000	Dai Nippon Printing Co., Ltd. (Business & Public Services)	9,213,414
439,100	Daiichi Pharmaceutical Co., Ltd. (Health & Personal Care)	9,826,414
756,000	Daiwa Securities Group, Inc. (Financial Services)	4,773,481
170,000	Fuji Electric Holdings Co., Ltd. (Machinery & Engineering)	515,663
348,500	Fuji Photo Film Co., Ltd. (Recreation and Other Consumer Goods)	10,852,584
641,000	Fujitsu Ltd. (Data Processing & Reproduction)	3,505,192
468,000	Hankyu Department Stores, Inc.(a) (Merchandising)	2,810,002
3,108,000	Hitachi Ltd. (Electronic Components & Instruments)	18,570,455
74,800	Hokkaido Electric Power Co., Inc. (Utilities — Electrical & Gas)	1,508,168
216,000	Honda Motor Co. Ltd. (Automobiles)	10,631,447

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
107	Japan Prime Realty Investment Corp. (Real Estate)	$320,529
8	Japan Real Estate Investment Corp. (Real Estate)	64,101
19	Japan Retail Fund Investment Corp. (Real Estate)	154,470
6,000	Kao Corp. (Food & Household Products)	138,676
54,000	Kinden Corp. (Construction & Housing)	399,536
260,000	Kirin Brewery Co., Ltd. (Beverages & Tobacco)	2,543,156
173,000	Kuraray Co., Ltd. (Chemicals)	1,532,930
86,000	Kyowa Hakko Kogyo Co. Ltd.(a) (Health & Personal Care)	545,935
145,500	Kyushu Electric Power Co., Inc. (Utilities — Electrical & Gas)	3,027,481
201,000	Makita Corp. (Appliances & Household Durables)	3,913,853
110,000	Marubeni Corp. (Wholesale and International Trade)	347,160
1,041,000	Matsushita Electric Industrial Co., Ltd. (Appliances & Household Durables)	15,506,822
1,939,000	Mitsubishi Chemical Corp. (Chemicals)	5,544,157
864,000	Mitsubishi Electric Corp. (Electrical & Electronics)	4,689,365
356	Mitsubishi Tokyo Financial Group, Inc. (Banking)	2,942,220
47,000	Mitsui & Co., Ltd. (Wholesale and International Trade)	420,527
622,000	Mitsui Chemicals, Inc. (Chemicals)	3,527,228
163,000	Mitsui Trust Holdings, Inc. (Banking)	1,589,846
744	Mizuho Financial Group, Inc. (Banking)	3,499,969
354,900	Namco Ltd.(a) (Business & Public Services)	4,789,929
31	Nippon Building Fund, Inc. (Real Estate)	282,260
22,000	Nippon Meat Packers, Inc. (Food & Household Products)	271,805
108,000	Nippon Oil Corp. (Energy Sources)	704,377
212,000	Nippon Shokubai Co., Ltd. (Chemicals)	1,698,810
3,018	Nippon Telephone & Telegraph Corp. (Telecommunications)	12,313,296

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
128,000	Nisshin Seifun Group, Inc. (Food & Household Products)	$1,258,784
664,000	Nisshin Steel Co., Ltd. (Metals-Steel)	1,616,184
336	NTT Data Corp. (Business & Public Services)	1,070,720
7,900	Orix Corp. (Financial Services)	1,137,062
198,500	Sankyo Co., Ltd. (Health & Personal Care)	4,036,190
412,000	Seino Transportation Co., Ltd.(a) (Transportation — Road & Rail)	3,601,746
1,763,000	Sompo Japan Insurance, Inc. (Insurance)	17,811,134
413,000	Sumitomo Electric Industries Ltd. (Metals-Non Ferrous)	4,331,876
51,000	Sumitomo Heavy Industries Ltd.* (Machinery & Engineering)	251,578
214,000	The Bank of Fukuoka Ltd.(a) (Banking)	1,305,956
141,000	The Bank of Yokohama Ltd.* (Banking)	806,530
227,000	Toppan Printing Co., Ltd. (Business & Public Services)	2,307,275
407,400	Toyo Seikan Kaisha Ltd. (Misc. Materials & Commodities)	7,062,205
323	UFJ Holdings, Inc.* (Banking)	1,629,141
35,000	UNY Co., Ltd. (Merchandising)	379,620
187	West Japan Railway Co. (Transportation — Road & Rail)	638,300

		204,326,895

Netherlands — 8.0%
1,594,348	Aegon NV(a) (Insurance)	20,413,014
9,755	Corio NV (Real Estate)	538,341
7,512	DSM NV* (Chemicals)	502,846
401,009	ING Groep NV*(a) (Financial Services)	11,095,554
31,853	Oce NV (Electronic Components & Instruments)	461,505
14,337	Rodamco Europe NV (Real Estate)	1,102,958
539,137	Royal Dutch Petroleum Co. (Energy Sources)	31,484,682

		65,598,900

Norway — 6.9%
434,820	Norsk Hydro ASA (Energy Sources)	35,240,958
383,750	Orkla ASA (Food & Household Products)	13,080,203
172,000	Storebrand ASA (Insurance)	1,431,045

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Norway — (continued)
624,000	Telenor ASA(a) (Telecommunications)	$4,969,350
163,700	Yara International ASA(a) (Chemicals)	2,420,540

		57,142,096

Singapore — 2.6%
175,500	Ascendas Real Estate Investment Trust (Real Estate)	228,210
1,653,000	Capitaland Ltd. (Real Estate)	2,296,521
15,050	Creative Technology Ltd. (Electronic Components & Instruments)	119,661
165,000	Cycle & Carriage Ltd. (Wholesale and International Trade)	1,215,446
1,293,000	Datacraft Asia Ltd.* (Telecommunications)	1,376,404
519,000	DBS Group Holdings Ltd. (Banking)	4,321,526
106,500	Fraser & Neave Ltd. (Multi-Industry)	1,001,521
118,000	Oversea-Chinese Banking Corp. Ltd. (Banking)	982,914
67,000	Overseas Union Enterprise Ltd. (Leisure & Tourism)	335,432
1,076,880	SembCorp Industries Ltd. (Multi-Industry)	1,465,616
107,000	SembCorp Logistics Ltd. (Business & Public Services)	111,699
349,000	Singapore Airlines Ltd. (Transportation — Airlines)	2,400,770
67,000	Singapore Petroleum Co. (Energy Sources)	165,434
1,423,290	Singapore Telecommunications Ltd. (Telecommunications)	2,218,061
1,048,000	SMRT Corp., Ltd. (Transportation — Road & Rail)	671,974
658,000	Suntec Real Estate Investment Trust (Real Estate)	500,713
188,000	United Overseas Bank Ltd. (Banking)	1,611,113

		21,023,015

Spain — 3.1%
237,386	Amadeus Global Travel Distribution SA* (Business & Public Services)	2,137,997
95,562	Antena 3 de Television SA (Broadcasting & Publishing)	1,913,089
61,687	Ebro Puleva SA (Food & Household Products)	1,109,670
29,603	Endesa SA (Utilities — Electrical & Gas)	644,277
22,183	Fomento de Construcciones y Contratas SA (Construction & Housing)	1,221,830

Shares	Description	Value
Common Stocks — (continued)
Spain — (continued)
95,859	Indra Sistemas SA* (Business & Public Services)	$1,751,895
81,767	NH Hoteles SA* (Leisure & Tourism)	1,037,411
334,836	Repsol SA (Energy Sources)	8,373,280
256,239	Union Fenosa SA (Utilities — Electrical & Gas)	7,711,297

		25,900,746

Switzerland — 1.7%
82,685	Zurich Financial Services AG (Insurance)	13,735,151

United Kingdom — 13.2%
21,968	3i Group PLC (Financial Services)	275,977
248,027	Alliance Unichem PLC (Health & Personal Care)	3,707,467
134,878	Arriva PLC (Transportation — Road & Rail)	1,304,447
58,658	AstraZeneca PLC (Health & Personal Care)	2,485,432
1,140,512	BAE Systems PLC (Aerospace & Military Technology)	5,586,591
1,512,285	Barclays PLC (Banking)	14,331,779
201,389	BHP Billiton PLC (Metals-Non Ferrous)	2,434,205
640,519	BP PLC (Energy Sources)	6,424,214
46,307	BP PLC ADR (Energy Sources)	2,787,681
326,444	Brambles Industries PLC (Business & Public Services)	1,784,722
896,135	BT Group PLC (Telecommunications)	3,477,659
1,509,023	Centrica PLC (Utilities — Electrical & Gas)	6,361,444
4,229,235	Corus Group PLC* (Metals-Steel)	3,489,267
2,092,906	Dixons Group PLC (Merchandising)	5,742,127
31,677	GlaxoSmithKline PLC (Health & Personal Care)	784,006
113,755	GlaxoSmithKline PLC ADR (Health & Personal Care)	5,653,624
109,987	HBOS PLC (Banking)	1,599,813
1,105,425	Lloyds TSB Group PLC (Banking)	9,106,670
96,277	Mitchells & Butler PLC (Leisure & Tourism)	566,478
119,422	Shell Transport & Trading Co. PLC (Energy Sources)	1,037,507
172,396	Shell Transport & Trading Co. PLC ADR (Energy Sources)	9,042,170
982,274	Tate & Lyle PLC (Food & Household Products)	8,451,808
988,772	Tesco PLC (Merchandising)	5,629,223
196,879	Trinity Mirror PLC (Broadcasting & Publishing)	2,228,824

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
549,723	Vodafone Group PLC (Telecommunications)	$1,383,945
108,268	Vodafone Group PLC ADR (Telecommunications)	2,726,188

		108,403,268

TOTAL COMMON STOCKS		$795,707,055

Preferred Stock(a) — 0.1%
Germany — 0.1%
9,272	Fresenius Medical Care AG (Health & Personal Care)	$568,657

Units	Expiration Date		Value
Rights* — 0.0%
Austria — 0.0%
12,784	Boehler-Uddeholm	06/2/2005	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.5%
State Street Bank & Trust Euro — Time Deposit
$12,431,000	3.00%	06/01/2005	$12,431,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$808,706,712

Shares	Description	Value
Securities Lending Collateral — 16.9%
138,512,664	Boston Global Investment Trust — Enhanced Portfolio	$138,512,664

TOTAL INVESTMENTS — 115.3%		$947,219,376

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

Investment Abbreviation: ADR — American Depositary Receipt

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain
FTSE 100 Index	65	June 2005	$5,863,060	$7,482
SPI 200 Index	21	June 2005	1,632,128	29,992
S&P MIB Index	3	June 2005	586,695	9,476
TOPIX Index	47	June 2005	4,943,152	52,656
DAX Index	6	June 2005	827,668	19,648
DJ EURO STOXX 50 Index	112	June 2005	4,258,686	89,248
CAC 40 — 10 EURO	23	June 2005	1,162,956	25,325
IBEX 35 Index	4	June 2005	464,680	7,093
Hang Seng Index	6	June 2005	536,043	11,299

			$20,275,068	$252,219

INVESTMENT VALUATION — Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$903,917,028

Gross unrealized gain	55,806,378
Gross unrealized loss	(12,504,030)

Net unrealized security gain	$43,302,348

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

As a % of
Net Assets

Industry Classifications†
Aerospace & Military Technology	1.1%
Appliances & Household Durables	2.8
Automobiles	2.5
Banking	10.1
Beverages & Tobacco	0.3
Broadcasting & Publishing	0.9
Building Materials & Components	2.1
Business & Public Services	4.1
Chemicals	4.2
Construction & Housing	0.2
Data Processing & Reproduction	0.4
Electrical & Electronics	0.6
Electronic Components & Instruments	2.9
Energy Sources	12.5
Financial Services	5.5
Food & Household Products	3.0
Health & Personal Care	6.8
Industrial Components	0.3
Insurance	7.0
Leisure & Tourism	2.4
Machinery & Engineering	0.5
Merchandising	3.8
Metals-Non Ferrous	1.2
Metals-Steel	2.9
Misc. Materials & Commodities	0.9
Multi-Industry	0.8
Real Estate	2.3
Recreation and Other Consumer Goods	1.3
Short Term Investments*	18.4
Telecommunications	6.0
Transportation — Airlines	0.5
Transportation — Road & Rail	0.8
Transportation — Shipping	0.2
Utilities — Electrical & Gas	5.7
Wholesale and International Trade	0.3

TOTAL INVESTMENTS	115.3%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

*	Short term investments include short term obligations and securities lending collateral.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Aerospace & Defense — 1.3%
62,300	AAR Corp.*	$999,292
35,800	Innovative Solutions & Support, Inc.*	1,240,112
39,900	Kaman Corp.	617,253
16,350	Moog, Inc.*	496,223
36,200	Triumph Group, Inc.*	1,284,376
64,800	United Industrial Corp.	2,245,320

		6,882,576

Air Freight & Couriers — 0.1%
28,300	Hub Group, Inc.*	777,684

Airlines — 0.8%
139,500	Alaska Air Group, Inc.*	4,118,040

Auto Components — 0.2%
21,600	Midas, Inc.*	507,600
44,000	Tenneco Automotive, Inc.*	660,000

		1,167,600

Banks — 7.2%
12,900	Accredited Home Lenders Holding Co.*	541,413
142,800	Bank of Hawaii Corp.	6,958,644
23,000	Citizens First Bancorp, Inc.	483,230
25,800	City National Corp.	1,832,574
53,500	Commercial Federal Corp.	1,338,035
41,000	Corus Bankshares, Inc.	2,104,120
12,700	Cullen/Frost Bankers, Inc.	566,547
7,400	Downey Financial Corp.	555,148
53,100	East West Bancorp, Inc.	1,786,284
57,300	First Bancorp.	2,196,309
25,400	First Charter Corp.	560,070
9,000	First Citizens BancShares, Inc.	1,174,770
10,500	IBERIABANK Corp.	617,820
53,300	Irwin Financial Corp.	1,118,767
22,545	MB Financial, Inc.	860,994
65,100	Nara Bancorp, Inc.	904,239
104,663	Oriental Financial Group, Inc.	1,468,422
123,210	PFF Bancorp, Inc.	3,578,018
167,200	SVB Financial Group*	7,985,472
47,400	United Community Financial Corp.	498,174
62,900	Wilshire Bancorp, Inc.*	838,457

		37,967,507

Biotechnology — 3.2%
155,100	Applera Corp. — Celera Genomics Group*	1,538,592
8,700	Cephalon, Inc.*	369,054
60,200	Connetics Corp.*	1,340,654
68,700	deCODE genetics, Inc.*	528,990
28,800	Gen-Probe, Inc.*	1,119,168
74,300	Kos Pharmaceuticals, Inc.*	4,289,339
19,800	Techne Corp.*	922,680
137,900	United Therapeutics Corp.*	6,889,484

		16,997,961

Building Products — 2.4%
121,700	Griffon Corp.*	2,425,481

Shares	Description	Value
Common Stocks — (continued)
Building Products — (continued)
184,200	USG Corp.*(a)	$8,445,570
39,700	Watsco, Inc.	1,754,343

		12,625,394

Chemicals — 0.3%
28,867	A. Schulman, Inc.	472,264
41,200	Arch Chemicals, Inc.	971,084

		1,443,348

Commercial Services & Supplies — 4.8%
35,200	Administaff, Inc.	751,872
31,000	Alliance Data Systems Corp.*	1,169,320
177,200	Arbitron, Inc.	7,148,248
37,852	Casella Waste Systems, Inc.*	431,891
31,200	CheckFree Corp.*	1,164,696
61,000	Coinstar, Inc.*	1,155,340
63,200	CSG Systems International, Inc.*	1,202,064
72,000	eFunds Corp.*	1,455,840
95,000	Imagistics International, Inc.*	2,559,300
48,755	John H. Harland Co.	1,836,601
32,900	Korn/Ferry International*	521,794
37,027	NCO Group, Inc.*	735,356
71,800	Pre-Paid Legal Services, Inc.(a)	2,704,706
36,600	Sotheby’s Holdings, Inc.*	513,498
180,600	Spherion Corp.*	987,882
18,500	The Brink’s Co.	577,385
42,900	The Standard Register Co.	607,464

		25,523,257

Communications Equipment — 0.8%
51,100	Aspect Communications Corp.*	490,560
91,700	Audiovox Corp.*	1,341,571
69,000	Comtech Telecommunications Corp.*	2,495,730

		4,327,861

Computers & Peripherals — 1.8%
38,700	Hutchinson Technology, Inc.*	1,601,019
89,800	Intergraph Corp.*	2,818,822
133,800	Komag, Inc.*	3,860,130
96,100	Western Digital Corp.*	1,442,461

		9,722,432

Construction & Engineering — 0.2%
23,500	Washington Group International, Inc.*	1,128,235

Construction Materials — 0.4%
50,600	Texas Industries, Inc.	2,328,612

Containers & Packaging — 0.1%
10,300	Greif, Inc.	748,604

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Distributors — 1.6%
167,400	Handleman Co.	$3,038,310
178,100	WESCO International, Inc.*	5,200,520

		8,238,830

Diversified Financials — 2.2%
151,100	AmeriCredit Corp.*	3,757,857
23,400	Cash America International, Inc.	402,480
86,500	CompuCredit Corp.*(a)	2,727,345
33,800	Credit Acceptance Corp.*	476,918
111,900	Friedman, Billings, Ramsey Group, Inc.	1,460,295
14,300	Nuveen Investments	515,515
37,000	Portfolio Recovery Associates, Inc.*	1,458,170
23,800	Walter Industries, Inc.	1,009,120

		11,807,700

Diversified Telecommunication Services — 0.5%
35,800	Commonwealth Telephone Enterprises, Inc.*	1,870,550
100,800	Time Warner Telecom, Inc.*	514,080

		2,384,630

Electric Utilities — 2.1%
44,900	NRG Energy, Inc.*	1,605,175
119,700	Reliant Energy, Inc.*	1,472,310
667,200	Sierra Pacific Resources*(a)	7,973,040

		11,050,525

Electrical Equipment — 1.7%
54,700	Brady Corp.	1,672,179
8,500	Energizer Holdings, Inc.*	534,480
35,100	II-VI, Inc.*	578,097
150,100	Paxar Corp.*	2,644,762
39,300	Regal Beloit Corp.	1,010,010
28,600	The Genlyte Group, Inc.*	1,274,416
14,000	Woodward Governor Co.	1,083,180

		8,797,124

Electronic Equipment & Instruments — 4.4%
198,200	Anixter International, Inc.*(a)	7,493,942
106,700	Avnet, Inc.*	2,232,164
20,400	BEI Technologies, Inc.	524,484
70,400	Coherent, Inc.*	2,311,232
77,400	Exar Corp.*	1,114,560
187,800	Ingram Micro, Inc.*	2,969,118
17,100	Littelfuse, Inc.*	514,368
67,100	Methode Electronics, Inc.	801,174
15,700	Rofin-Sinar Technologies, Inc.*	507,110
134,700	Teledyne Technologies, Inc.*	4,259,214
50,700	TTM Technologies, Inc.*	402,558

		23,129,924

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 3.6%
34,700	Cal Dive International, Inc.*	$1,575,380
48,900	Dril-Quip, Inc.*	1,337,415
26,700	Hornbeck Offshore Services, Inc.*	658,155
32,600	RPC, Inc.	481,502
32,700	SEACOR Holdings, Inc.*	1,898,562
58,100	Unit Corp.*	2,267,062
93,800	Universal Compression Holdings, Inc.*	3,207,960
287,800	Veritas DGC, Inc.*	7,770,600

		19,196,636

Food & Drug Retailing — 2.7%
16,250	Flowers Foods, Inc.	530,562
192,500	Longs Drug Stores Corp.	7,900,200
93,100	Pathmark Stores, Inc.*	833,245
501,700	Terra Industries, Inc.*(a)	3,185,795
74,000	The Great Atlantic & Pacific Tea Co., Inc.*(a)	1,844,820

		14,294,622

Food Products — 2.1%
72,500	Chiquita Brands International, Inc.	2,108,300
67,900	Pilgrim’s Pride Corp.(a)	2,393,475
429	Seaboard Corp.	577,005
134,200	USANA Health Sciences, Inc.*(a)	5,891,380

		10,970,160

Healthcare Equipment & Supplies — 4.6%
92,400	American Medical Systems Holdings, Inc.*	1,844,304
22,400	Applera Corp. — Applied Biosystems Group	479,584
12,400	Bio-Rad Laboratories, Inc.*	668,112
34,600	Biosite, Inc.*(a)	1,892,966
30,000	Edwards Lifesciences Corp.*	1,371,300
98,200	Haemonetics Corp.*	3,996,740
186,000	Immucor, Inc.*	6,231,000
23,200	Kensey Nash Corp.*	631,040
29,500	Mentor Corp.	1,206,845
73,200	Molecular Devices Corp.*	1,414,224
32,500	Noven Pharmaceuticals, Inc.*	585,000
31,751	Nutraceutical International Corp.*	418,796
64,900	Ventana Medical Systems, Inc.*	2,742,025
43,800	Viasys Healthcare, Inc.*	1,018,350

		24,500,286

Healthcare Providers & Services — 4.1%
22,700	Apria Healthcare Group, Inc.*	715,050
78,500	Centene Corp.*	2,523,775
149,300	First Horizon Pharmaceutical Corp.*	2,806,840

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Healthcare Providers & Services — (continued)
72,400	Genesis HealthCare Corp.*	$3,148,676
199,400	Kindred Healthcare, Inc.*	7,692,852
20,200	Magellan Health Services, Inc.*	655,894
43,530	PSS World Medical, Inc.*	511,042
37,600	Sierra Health Services, Inc.*	2,484,232
157,500	Stewart Enterprises, Inc.	932,400

		21,470,761

Hotels, Restaurants & Leisure — 3.0%
13,000	CEC Entertainment, Inc.*	527,150
71,900	Choice Hotels International, Inc.	4,716,640
223,200	CKE Restaurants, Inc.*(a)	3,682,800
42,800	Jack in the Box, Inc.*	1,775,344
33,300	Landry’s Restaurants, Inc.	998,001
40,688	Lone Star Steakhouse & Saloon, Inc.	1,229,184
49,900	Papa John’s International, Inc.*	1,946,100
13,800	Red Robin Gourmet Burgers, Inc.*	757,344

		15,632,563

Household Durables — 2.1%
265,900	American Greetings Corp.(a)	6,908,082
12,600	Applica, Inc.*	36,036
62,500	Kimball International, Inc. Class B	768,750
65,600	The Toro Co.	2,824,080
35,847	Universal Electronics, Inc.*	597,928

		11,134,876

Insurance — 3.8%
30,500	AmerUs Group Co.	1,451,495
28,700	Argonaut Group, Inc.*	600,978
19,381	FBL Financial Group, Inc.	518,442
52,000	Fremont General Corp.	1,118,520
130,500	LandAmerica Financial Group, Inc.	7,334,100
146,200	Stewart Information Services Corp.	5,738,350
51,800	Zenith National Insurance Corp.	3,281,530

		20,043,415

Internet & Catalog Retail — 0.7%
174,025	Coldwater Creek, Inc.*	3,910,342

Internet Software & Services — 3.5%
93,700	Digital River, Inc.*	2,578,624
40,900	InfoSpace, Inc.*	1,387,328
91,000	j2 Global Communications, Inc.*(a)	3,192,280
61,000	NETGEAR, Inc.*	1,199,870
76,900	S1 Corp.*	344,512
130,900	United Online, Inc.	1,693,846
149,900	Websense, Inc.*	8,051,129

		18,447,589

Shares	Description	Value
Common Stocks — (continued)
IT Consulting & Services — 0.8%
61,600	Acxiom Corp.	$1,136,520
99,400	Agilysys, Inc.	1,528,772
56,800	Keane, Inc.*	762,256
28,500	TNS, Inc.*	623,580

		4,051,128

Leisure Equipment & Products — 0.8%
37,100	JAKKS Pacific, Inc.*	766,857
69,100	Polaris Industries, Inc.(a)	3,625,677

		4,392,534

Machinery — 1.5%
42,100	AGCO Corp.*	772,956
31,700	Blount International, Inc.*	559,822
40,600	NACCO Industries, Inc.	4,161,500
80,900	Stewart & Stevenson Services, Inc.	1,932,701
9,300	The Middleby Corp.*	513,360

		7,940,339

Marine — 0.1%
8,900	Overseas Shipholding Group, Inc.	543,790

Media — 0.7%
47,800	Catalina Marketing Corp.	1,147,200
36,022	Hearst-Argyle Television, Inc.	899,109
29,400	Journal Communications, Inc.	492,450
21,000	The Liberty Corp.	758,310
42,400	World Wrestling Entertainment, Inc.	459,616

		3,756,685

Metals & Mining — 3.6%
66,600	Carpenter Technology Corp.	3,596,400
83,300	Commercial Metals Co.	2,179,128
97,720	Metals USA, Inc.*	2,068,732
113,050	Quanex Corp.	5,866,165
175,500	Ryerson Tull, Inc.(a)	2,671,110
207,600	USEC, Inc.	2,833,740

		19,215,275

Multi-Utilities — 0.3%
89,400	Avista Corp.	1,576,122

Multiline Retail — 1.6%
129,300	Dillard’s, Inc.	3,092,856
144,408	ShopKo Stores, Inc.*	3,423,914
78,100	Stein Mart, Inc.*	1,879,086

		8,395,856

Oil & Gas — 3.8%
42,500	Berry Petroleum Co.	2,021,300
103,200	Cimarex Energy Co.*(a)	3,883,416
23,600	Energy Partners, Ltd.*	539,260
18,200	Giant Industries, Inc.*	524,342
20,600	St. Mary Land & Exploration Co.	536,012

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil & Gas — (continued)
114,500	Swift Energy Co.*	$3,910,175
132,500	The Houston Exploration Co.*	6,753,525
20,600	Vintage Petroleum, Inc.	568,972
30,000	Whiting Petroleum Corp.*	1,037,400

		19,774,402

Paper & Forest Products — 0.1%
31,200	Chesapeake Corp.	651,144

Pharmaceuticals — 0.4%
79,300	Medicis Pharmaceutical Corp.(a)	2,234,674

Real Estate — 8.0%
169,700	American Home Mortgage Investment Corp.	5,525,432
67,600	Annaly Mortgage Management, Inc.(a)	1,274,260
43,300	Bedford Property Investors, Inc.	1,003,261
30,000	Brookfield Homes Corp.	1,375,800
26,300	Capital Lease Funding, Inc.	290,089
14,600	CBL & Associates Properties, Inc.	1,189,462
133,900	Commercial Net Lease Realty, Inc.	2,597,660
73,700	Cousins Properties, Inc.	2,088,658
21,100	Developers Diversified Realty Corp.	962,160
91,700	FelCor Lodging Trust, Inc.*	1,276,464
18,600	Heritage Property Investment Trust	604,314
23,700	Highwoods Properties, Inc.	652,224
345,800	HRPT Properties Trust	4,090,814
58,800	Jones Lang LaSalle, Inc.*	2,493,708
204,400	La Quinta Corp.*	1,772,148
16,400	LaSalle Hotel Properties	506,760
85,900	National Health Investors, Inc.	2,290,953
16,300	Newcastle Investment Corp.	501,062
28,700	Pan Pacific Retail Properties, Inc.	1,832,495
34,700	PS Business Parks, Inc.	1,424,088
98,100	Realty Income Corp.	2,415,222
232,700	Senior Housing Properties Trust	4,186,273
59,900	Trizec Properties, Inc.	1,168,649
21,100	Ventas, Inc.	602,194

		42,124,150

Road & Rail — 2.3%
40,500	Arkansas Best Corp.	1,325,565
76,000	Dollar Thrifty Automotive Group, Inc.*	2,735,240
43,400	GATX Corp.	1,448,258
106,000	Laidlaw International, Inc.*	2,357,440

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — (continued)
166,500	Swift Transportation Co., Inc.*	$4,087,575

		11,954,078

Semiconductor Equipment & Products — 1.1%
177,700	Cirrus Logic, Inc.*	920,486
27,400	Cohu, Inc.	526,628
55,700	MPS Group, Inc.*	522,466
46,700	Photronics, Inc.*	1,075,501
221,600	Silicon Image, Inc.*	2,601,584

		5,646,665

Software — 2.1%
78,000	ANSYS, Inc.*	2,600,520
96,300	Aspen Technology, Inc.*(a)	504,612
143,200	Entrust, Inc.*	585,688
175,000	Parametric Technology Corp.*	1,053,500
17,600	Quality Systems, Inc.*	1,058,288
251,600	SeaChange International, Inc.*(a)	1,987,640
48,200	SS&C Technologies, Inc.	1,441,180
34,400	Sybase, Inc.*	701,760
73,889	Tradestation Group, Inc.*(a)	544,562
33,900	Witness Systems, Inc.*	589,182

		11,066,932

Specialty Retail — 4.1%
33,300	Building Materials Holding Corp.	2,065,599
61,700	Charming Shoppes, Inc.*	557,151
131,957	Circuit City Stores, Inc.	2,162,775
129,900	Movie Gallery, Inc.(a)	4,151,604
132,600	Payless ShoeSource, Inc.*	2,231,658
114,200	Stage Stores, Inc.*	4,459,510
27,400	The Cato Corp.	790,764
33,400	The Children’s Place Retail Stores, Inc.*	1,560,114
69,000	The Men’s Wearhouse, Inc.*	3,544,530

		21,523,705

Textiles & Apparel — 0.4%
74,700	Skechers U.S.A., Inc.*	946,449
41,050	Wolverine World Wide, Inc.	943,329

		1,889,778

Wireless Telecommunication Services — 0.2%
23,300	United States Cellular Corp.*	1,096,032

TOTAL COMMON STOCKS		$518,602,383

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.9%
Joint Repurchase Agreement Account II
$4,500,000	3.07%	06/01/2005	$4,500,000
Maturity Value: $4,500,384

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$523,102,383

Shares	Description	Value
Securities Lending Collateral — 13.7%
72,059,025	Boston Global Investment Trust — Enhanced Portfolio	$72,059,025

TOTAL INVESTMENTS — 112.8%		$595,161,408

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on May 31, 2005.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

Russell 2000 E Mini Index	132	June 2005	$8,147,700	$190,883

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Investments in securities traded on foreign securities exchanges are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $4,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25%, due 05/31/2007 to 11/15/2014.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$539,456,871

Gross unrealized gain	68,004,638
Gross unrealized loss	(12,300,101)

Net unrealized security gain	$55,704,537

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. See the footnotes to the financial statements from the Semi-Annual Reports dated February 28, 2005 of the CORE Large Cap Growth Fund and Growth and Income Fund regarding related receivables for these Funds. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date August 1, 2005

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, John M. Perlowski, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ JOHN M. PERLOWSKI
          John M. Perlowski
                    Principal Financial Officer

CERTIFICATIONS

I, Kaysie Uniacke, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ KAYSIE UNIACKE
          Kaysie Uniacke
                    Principal Executive Officer